Segment, Geographic and Revenue Information - Schedule of Revenue By Major Customers (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 268,791,694	$ 307,634,389	$ 341,028,267
Customer A [member]
Disclosure of major customers [line items]
Revenue	$ 33,142,985	$ 35,358,013	$ 43,645,518
Percentage of consolidated net revenue	12.00%	11.00%	13.00%